Property and equipment, net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

9.	Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2025	2024
Server hardware	$3,939	$3,985
Vehicles	95,767	96,890
	99,706	100,875
Less: accumulated depreciation	(64,591)	(46,940)
Impairment	—	—
Property and equipment, net – Continuing operations	$35,115	$53,935
Property and equipment, net – Discontinued operations	—	495
Property and equipment, net	35,115	54,430

The total impairment to property and equipment as of March 31, 2025 and March 31, 2024 were $0 and $5,579,631, respectively. The impairment all came from discontinued operations.

Additions to property and equipment for the year ended March 31, 2025 and 2024 were both nil. Disposals of property and equipment for the year ended March 31, 2024 had a gain of $1,546, all from discontinued operations, and no disposal for the year ended March 31, 2025.

Total depreciation expenses were $18,306 and $21,013 for the years ended March 31, 2025 and 2024, respectively. Depreciation expenses from discontinued operations were zero and $2,657 for the years ended March 31, 2025 and 2024, respectively.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS